REGULATORY MATTERS - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024
Regulatory Matters [Abstract]
Undivided profits	$ 222.6
Capital conservation buffer	0.0250	0.0250